Segment reporting - Schedule of Detailed Information about Noncurrent Assets Excluding Financial Instruments and Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Non-current assets, excluding financial instruments and deferred tax assets	$ 720,873	$ 468,020
Europe
Disclosure of geographical areas [line items]
Non-current assets, excluding financial instruments and deferred tax assets	615,498	451,066
USA
Disclosure of geographical areas [line items]
Non-current assets, excluding financial instruments and deferred tax assets	96,523	6,407
Rest of World
Disclosure of geographical areas [line items]
Non-current assets, excluding financial instruments and deferred tax assets	$ 8,852	$ 10,547